Segment information - Schedule of Reportable Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Revenue	€ 507,879	€ 422,303	€ 311,490
Operating expenses	(305,522)	(273,638)	(233,508)
Adjusted EBITDA	202,357	148,665	77,982
Depreciation and amortisation	(54,415)	(43,782)	(51,028)
Exceptional items	(13,276)	(7,005)	(12,814)
Operating Profit	134,665	97,878	14,140
Central costs
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating expenses	(92,677)	(83,109)	(80,377)
Adjusted EBITDA	(92,677)	(83,109)	(80,377)
TFS
Disclosure of operating segments [line items]
Revenue	384,496	311,740	228,818
TFS | Operating segments
Disclosure of operating segments [line items]
Revenue	384,496	311,740	228,818
Operating expenses	(127,747)	(114,930)	(91,902)
Adjusted EBITDA	256,749	196,810	136,916
Payments
Disclosure of operating segments [line items]
Revenue	93,178	83,023	61,805
Payments | Operating segments
Disclosure of operating segments [line items]
Revenue	93,178	83,023	61,805
Operating expenses	(51,803)	(43,282)	(34,267)
Adjusted EBITDA	41,375	39,741	27,538
Post-Purchase Solutions
Disclosure of operating segments [line items]
Revenue	30,204	27,540	20,867
Post-Purchase Solutions | Operating segments
Disclosure of operating segments [line items]
Revenue	30,204	27,540	20,867
Operating expenses	(33,296)	(32,317)	(26,962)
Adjusted EBITDA	(3,092)	(4,777)	(6,095)
Fixed cost
Disclosure of operating segments [line items]
Operating expenses	(193,200)	(173,300)	(154,600)
Fixed personnel cost
Disclosure of operating segments [line items]
Operating expenses	(127,100)	(113,700)	(99,800)
Fixed non personnel cost
Disclosure of operating segments [line items]
Operating expenses	(67,400)	(59,600)	(54,800)
Variable cost
Disclosure of operating segments [line items]
Operating expenses	€ (112,300)	€ (100,400)	€ (78,900)